S000003996 [Member] Expense Example - Putnam Sustainable Retirement Maturity Fund	Jul. 31, 2025 USD ($)
Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,790
Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,510
Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,348
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	493
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	1,968
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	1,041
Expense Example, with Redemption, 10 Years	2,243
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	2,070
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,348
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,232